UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Thunderstorm Capital LLC
Address:  One Federal Street
          18th Floor
          Boston, MA 02110

13F File Number: 028-12440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John R. Dorfman
Title:    Chairman
Phone:    617-630-8000

Signature, Place and Date of Signing:


/s/ John R. Dorfman                 Boston, MA                   August 14, 2008
-------------------               ---------------                ---------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $ 112,946
                                       (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2     COLUMN 3     COL 4         COLUMN 5       COL 6       COL 7           COLUMN 8

                                                           MARKET
                                  TITLE OF       CUSIP      VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS         NUMBER    (x1000)  PRN AMT   PRN CALL  DISCRETION   MNGRS  SOLE      SHARED  NONE
APACHE COPR                    COM             037411105    3058       21,997 SH           SOLE                21,997
APRIA HEALTHCARE GROUP INC     COM             037933108    1368       70,550 SH           SOLE                70,550
ARCH CAP GROUP LTD             ORD             G0450A105    1872       28,230 SH           SOLE                28,230
ASTRAZENECA PLC                SPONSORED ADR   046353108     540       12,700 SH           SOLE                12,700
AU OPTRONICS CORP              SPONSORED ADR   002255107    2109      133,130 SH           SOLE               133,130
AUTOLIV INC                    COM             052800109    1967       42,188 SH           SOLE                42,188
BANCO LATINOAMERICANO DE EXP   CL E            P16994132    1771      109,399 SH           SOLE               109,399
BANKATLANTIC BANCORP           CL A            065908501    2462    1,399,100 SH           SOLE             1,399,100
BERKSHIRE HATHAWAY INC DEL     CL A            84670108      362            3 SH           SOLE                     3
CERADYNE INC                   COM             156710105    2996       87,343 SH           SOLE                87,343
COLUMBIA SPORTSWEAR CO         COM             198516106   10715      291,556 SH           SOLE               291,556
COMMERCIAL METALS CO           COM             201723103    7138      189,327 SH           SOLE               189,327
CREDICORP LTD                  COM             G2519Y108    1250       15,222 SH           SOLE                15,222
CULLEN FROST BANKERS INC       COM             229899109    2094       42,014 SH           SOLE                42,014
CURTISS WRIGHT CORP            COM             231561101    2829       63,240 SH           SOLE                63,240
DEVON ENERGY CORP NEW          COM             25179M103    3154       26,252 SH           SOLE                26,252
FPIC INS GROUP INC             COM             302563101    3545       78,225 SH           SOLE                78,225
FREIGHTCAR AMER INC            COM             357023100    3879      109,269 SH           SOLE               109,269
GEVITY HR INC                  COM             374393106    3392      630,550 SH           SOLE               630,550
GOLDMAN SACHS GROUP INC        COM             38141G104     439        2,510 SH           SOLE                 2,510
HUTCHINSON TECHNOLOGY INC      COM             448407106    1926      143,295 SH           SOLE               143,295
KINETIC CONCEPTS INC           COM NEW         49460W208    1383       34,654 SH           SOLE                34,654
KING PHARMACEUTICALS INC       COM             495582108    1748      166,915 SH           SOLE               166,915
LEXMARK INTL NEW               CL A            529771107     310        9,260 SH           SOLE                 9,260
LINCOLN ELEC HLDGS INC         COM             533900106    2998       38,100 SH           SOLE                38,100
MB FINANCIAL INC NEW           COM             55264U108     322       14,324 SH           SOLE                14,324
MERCURY GENL CORP NEW          COM             589400100    1547       33,112 SH           SOLE                33,112
NAM TAI ELECTRS INC            COM PAR $0.02   629865205   11923      911,570 SH           SOLE               911,570
NOVELLUS SYS INC               COM             670008101    3267      154,155 SH           SOLE               154,155
OVERSEAS SHIPHOLDING GROUP I   COM             690368105    3392       42,660 SH           SOLE                42,660
PALM INC NEW                   COM             696643105    1214      225,304 SH           SOLE               225,304
PEROT SYS CORP                 CL A            714265105    1400       93,250 SH           SOLE                93,250
PFIZER INC                     COM             717081103     536       30,660 SH           SOLE                30,660
ROFIN SINAR TECHNOLOGIES INC   COM             775043102    2692       89,140 SH           SOLE                89,140
SCHNITZER STL INDS             CL A            806882106    6927       58,702 SH           SOLE                58,702
SEABOARD CORP                  COM             811543107    1931        1,245 SH           SOLE                 1,245
ST MARY LD & EXPL CO           COM             792228108    2070       32,025 SH           SOLE                32,025
TSAKOS ENERGY NAVIGATION LTD   SHS             G9108L108    5778      155,828 SH           SOLE               155,828
UNITED FIRE & CAS CO           COM             910331107    2651       98,450 SH           SOLE                98,450
WESTAR ENERGY INC              COM             95709T100    1991       92,557 SH           SOLE                92,557

SK 25319 0002 909667